Interest income (Tables)	12 Months Ended
Dec. 31, 2019
Interest income
Schedule of the main interest income

	2017	2018	2019

Cash and balances with the Central Bank	2,081	2,361	2,456
Loans and advances to credit institutions	4,804	2,178	2,839
Loans and advances to customers	72,263	81,976	89,894
Debt instruments	16,791	10,039	9,925
Hedging financial derivatives	1,895	2,858	3,541
Other interest income	168	125	191
	98,002	99,537	108,846